Principal Accounting Policies (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits
Employee benefit expenses	50,616,782	24,058,067	21,287,847
Government Subsidies
Government subsidies	6,901,814	1,688,560	773,727
Segment Reporting
Number of reportable segments	1
Deferred offering costs
Deferred offering costs		2,127,187